Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 7,648	$ 9,072
Accounts receivable, net	18,452	15,364
Government subsidies receivable	1,368	1,684
Prepaid expenses and other current assets	3,810	1,175
Inventories	55	141
Total current assets	31,333	27,436
Non-current assets
Property and equipment, net	10,082	10,920
Right of use assets	3,406	3,128
Goodwill	667	693
Intangible assets, net	21	93
Deferred offering costs		553
Total assets	45,509	42,823
Current liabilities
Accounts payable and accrued expenses	9,406	10,899
Notes payable-current portion	11,277	11,905
Lease liabilities-current portion	2,059	1,718
Total current liabilities	22,742	24,522
Non-current liabilities
Notes payable-long term	5,705	7,114
Lease liabilities-long term	1,752	1,628
Deferred tax liability	251	726
Total liabilities	30,450	33,990
Commitments and contingencies
Shareholders’ Equity
Common Stock, 35,550,000 and 32,500,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively,	22,193	12,720
Additional paid-in capital	924	924
Accumulated other comprehensive income	923	947
Accumulated deficit	(9,049)	(5,810)
Total Primech Holdings Limited shareholders’ equity	14,991	8,781
Non-controlling interests	68	52
Total shareholders’ equity	15,059	8,833
Total liabilities and shareholders’ equity	$ 45,509	$ 42,823